Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Columbia Emerging Markets Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Class A
Trading Symbol	EEMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 72	1.43% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.43%	[1]
Net Assets	$ 740,815,576
Holdings Count | Holding	94
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 740,815,576
Total number of portfolio holdings	94
Portfolio turnover for the reporting period	27%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Tencent Holdings Ltd.	7.1%
BYD Co., Ltd., Class H	3.3%
SK Hynix, Inc.	3.1%
MercadoLibre, Inc.	2.5%
Trip.com Group Ltd., ADR	2.4%
ICICI Bank Ltd., ADR	2.4%
Xiaomi Corp.	2.1%
MediaTek, Inc.	2.0%
Alibaba Group Holding Ltd.	2.0%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Tencent Holdings Ltd.	7.1%
BYD Co., Ltd., Class H	3.3%
SK Hynix, Inc.	3.1%
MercadoLibre, Inc.	2.5%
Trip.com Group Ltd., ADR	2.4%
ICICI Bank Ltd., ADR	2.4%
Xiaomi Corp.	2.1%
MediaTek, Inc.	2.0%
Alibaba Group Holding Ltd.	2.0%

Columbia Emerging Markets Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Class C
Trading Symbol	EEMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 110	2.18% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.18%	[1]
Net Assets	$ 740,815,576
Holdings Count | Holding	94
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 740,815,576
Total number of portfolio holdings	94
Portfolio turnover for the reporting period	27%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Tencent Holdings Ltd.	7.1%
BYD Co., Ltd., Class H	3.3%
SK Hynix, Inc.	3.1%
MercadoLibre, Inc.	2.5%
Trip.com Group Ltd., ADR	2.4%
ICICI Bank Ltd., ADR	2.4%
Xiaomi Corp.	2.1%
MediaTek, Inc.	2.0%
Alibaba Group Holding Ltd.	2.0%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Tencent Holdings Ltd.	7.1%
BYD Co., Ltd., Class H	3.3%
SK Hynix, Inc.	3.1%
MercadoLibre, Inc.	2.5%
Trip.com Group Ltd., ADR	2.4%
ICICI Bank Ltd., ADR	2.4%
Xiaomi Corp.	2.1%
MediaTek, Inc.	2.0%
Alibaba Group Holding Ltd.	2.0%

Columbia Emerging Markets Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Institutional Class
Trading Symbol	UMEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 60	1.18% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%	[1]
Net Assets	$ 740,815,576
Holdings Count | Holding	94
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 740,815,576
Total number of portfolio holdings	94
Portfolio turnover for the reporting period	27%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Tencent Holdings Ltd.	7.1%
BYD Co., Ltd., Class H	3.3%
SK Hynix, Inc.	3.1%
MercadoLibre, Inc.	2.5%
Trip.com Group Ltd., ADR	2.4%
ICICI Bank Ltd., ADR	2.4%
Xiaomi Corp.	2.1%
MediaTek, Inc.	2.0%
Alibaba Group Holding Ltd.	2.0%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Tencent Holdings Ltd.	7.1%
BYD Co., Ltd., Class H	3.3%
SK Hynix, Inc.	3.1%
MercadoLibre, Inc.	2.5%
Trip.com Group Ltd., ADR	2.4%
ICICI Bank Ltd., ADR	2.4%
Xiaomi Corp.	2.1%
MediaTek, Inc.	2.0%
Alibaba Group Holding Ltd.	2.0%

Columbia Emerging Markets Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Institutional 2 Class
Trading Symbol	CEKRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 55	1.08% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[1]
Net Assets	$ 740,815,576
Holdings Count | Holding	94
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 740,815,576
Total number of portfolio holdings	94
Portfolio turnover for the reporting period	27%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Tencent Holdings Ltd.	7.1%
BYD Co., Ltd., Class H	3.3%
SK Hynix, Inc.	3.1%
MercadoLibre, Inc.	2.5%
Trip.com Group Ltd., ADR	2.4%
ICICI Bank Ltd., ADR	2.4%
Xiaomi Corp.	2.1%
MediaTek, Inc.	2.0%
Alibaba Group Holding Ltd.	2.0%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Tencent Holdings Ltd.	7.1%
BYD Co., Ltd., Class H	3.3%
SK Hynix, Inc.	3.1%
MercadoLibre, Inc.	2.5%
Trip.com Group Ltd., ADR	2.4%
ICICI Bank Ltd., ADR	2.4%
Xiaomi Corp.	2.1%
MediaTek, Inc.	2.0%
Alibaba Group Holding Ltd.	2.0%

Columbia Emerging Markets Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Institutional 3 Class
Trading Symbol	CEKYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 53	1.04% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[1]
Net Assets	$ 740,815,576
Holdings Count | Holding	94
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 740,815,576
Total number of portfolio holdings	94
Portfolio turnover for the reporting period	27%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Tencent Holdings Ltd.	7.1%
BYD Co., Ltd., Class H	3.3%
SK Hynix, Inc.	3.1%
MercadoLibre, Inc.	2.5%
Trip.com Group Ltd., ADR	2.4%
ICICI Bank Ltd., ADR	2.4%
Xiaomi Corp.	2.1%
MediaTek, Inc.	2.0%
Alibaba Group Holding Ltd.	2.0%
Equity Sector Allocation

Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Tencent Holdings Ltd.	7.1%
BYD Co., Ltd., Class H	3.3%
SK Hynix, Inc.	3.1%
MercadoLibre, Inc.	2.5%
Trip.com Group Ltd., ADR	2.4%
ICICI Bank Ltd., ADR	2.4%
Xiaomi Corp.	2.1%
MediaTek, Inc.	2.0%
Alibaba Group Holding Ltd.	2.0%

Columbia Emerging Markets Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Emerging Markets Fund
Class Name	Class S
Trading Symbol	UMEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of October 2, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 47 (a)	1.18% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 47	[2]
Expense Ratio, Percent	1.18%	[1]
Net Assets	$ 740,815,576
Holdings Count | Holding	94
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 740,815,576
Total number of portfolio holdings	94
Portfolio turnover for the reporting period	27%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Tencent Holdings Ltd.	7.1%
BYD Co., Ltd., Class H	3.3%
SK Hynix, Inc.	3.1%
MercadoLibre, Inc.	2.5%
Trip.com Group Ltd., ADR	2.4%
ICICI Bank Ltd., ADR	2.4%
Xiaomi Corp.	2.1%
MediaTek, Inc.	2.0%
Alibaba Group Holding Ltd.	2.0%
Equity Sector Allocation

Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Tencent Holdings Ltd.	7.1%
BYD Co., Ltd., Class H	3.3%
SK Hynix, Inc.	3.1%
MercadoLibre, Inc.	2.5%
Trip.com Group Ltd., ADR	2.4%
ICICI Bank Ltd., ADR	2.4%
Xiaomi Corp.	2.1%
MediaTek, Inc.	2.0%
Alibaba Group Holding Ltd.	2.0%

[1]	Annualized.
[2]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.